UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-21359

Name of Registrant: MBIA Capital/Claymore Managed Duration Investment Grade
                    Municipal Fund

Address of Registrant: 113 King Street, Armonk, NY 10504

Name and address of agent for service: Clifford D. Corso, 113 King Street,
                                       Armonk, NY 10504

Copies to: Thomas Stabile, 113 King Street, Armonk, NY 10504

Registrant's telephone number, including area code: (914) 273-4545

Date of fiscal year end: July 31

Date of reporting period: July 1, 2004 - June 30, 2005


ITEM 1: Proxy Voting Record

The Fund held no voting securities during the period covered by this report. No records are attached.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BY: /s/ Marc D. Morris
--------------------------------------
    Marc D. Morris
    Treasurer


Date: August 31, 2005